Label	Element	Value
Document And Entity Information Elements	aicf_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 04, 2013
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2013
Prospectus Date	rr_ProspectusDate	Sep. 04, 2013